BANK LOAN (Details)	Dec. 21, 2017 USD ($)	Dec. 21, 2017 ILS (₪)	Jul. 17, 2016 USD ($)
Statement Line Items [Line Items]
Loan amount			$ 5,000,000
Aviv Tzidon [Member] | Chief Executive Officer [Member]
Statement Line Items [Line Items]
Loan amount	$ 144
Aviv Tzidon [Member] | NIS [Member] | Chief Executive Officer [Member]
Statement Line Items [Line Items]
Loan amount | ₪		₪ 500
Percentage of annual interest	5.40%	5.40%